Plants, Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of plants, property and equipment, stated at cost less accumulated depreciation
	As of June 30, 2022	As of December 31, 2021

Building	$2,908,362	$3,061,496
Vehicles	164,098	106,266
Electronic equipment	1,755,715	100,148
Furniture, fixtures and equipment	105,803	82,104
Leasehold improvements	394,542	442,563
Plants, property and equipment, cost	5,328,520	3,792,577
Less: Accumulated depreciation	497,505	441,256
Plants, property and equipment, net	$4,831,015	$3,351,321